Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of significant accounting policies [text block] [Abstract]
Schedule of straight-line basis over the useful life of the assets at annual rates
%
Computers and Electronic Equipment	33
Laboratory and clinical experiments equipment	15
Leasehold improvements	(*)
Office furniture and equipment	7 - 15

Schedule of fair value measurement hierarchy
	December 31, 2020
	Fair value measurements using input type
	Level 1	Level 2	Total

Financial liabilities related to Warrants to ADS	(109)	(1,113)	(1,222)

	December 31, 2019
	Fair value measurements using input type
	Level 1	Level 2	Total

Financial liabilities related to Warrants to ADS	(134)	(2,038)	(2,172)